Vista Outdoor Inc. - 10-Q Restructuring (Restructuring Charges) (Details) - GEAR Up restructuring costs - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 5,190	$ 0	$ 13,469
Impairment on technology assets
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0	306
Employee severance and related expenses
Restructuring Cost and Reserve [Line Items]
Restructuring costs	416	0	6,472
Professional fees
Restructuring Cost and Reserve [Line Items]
Restructuring costs	967	0	2,687
Right-of-use asset impairments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,612	0	1,741
Other asset impairments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	95	0	95
Contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,630	0	1,630
Other
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 470	$ 0	$ 538